Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001866782
Registrant Name	Codere Online Luxembourg, S.A.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A